Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	SFr 53,910	SFr 78,835
Deposits paid for securities borrowed	25,223	28,162
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	79,133	106,997
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	19,736	21,741
Deposits received for securities lent	4,115	5,792
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	23,851	27,533
Bank
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	53,910	78,835
Deposits paid for securities borrowed	25,223	28,162
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	79,133	106,997
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	19,829	21,849
Deposits received for securities lent	4,115	5,792
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	SFr 23,944	SFr 27,641